Organization (Details) $ / shares in Units, ft² in Millions, $ in Millions	77 Months Ended
	Dec. 31, 2016 USD ($) ft² property $ / shares shares	Sep. 06, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Sep. 22, 2014 USD ($)	Mar. 17, 2011 $ / shares shares
Class of Stock [Line Items]
Number of real estate properties | property	35
Total real estate investments, at cost | $	$ 1,200.0
Square Feet | ft²	7.5
Occupancy rate	92.60%
Common stock, par value, in dollars per share | $ / shares	$ 0.01	$ 0.01	$ 0.01
Additional shares authorized under DRIP program (in shares) | $				$ 25.0
Common stock, shares outstanding (in shares) | shares	99,268,676		96,866,152
Proceeds from sale of stock | $	$ 983.8
Minimum
Class of Stock [Line Items]
Required occupancy rate for acquisition targets	80.00%
Common Stock
Class of Stock [Line Items]
Shares available for issuance under initial public offering, shares | shares					150,000,000
Common stock, par value, in dollars per share | $ / shares					$ 0.01
Shares issued or available for issuance under initial public offering, price per share | $ / shares					$ 10